Credit Losses (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Credit Loss [Abstract]
Available-for-sale Investments, Allowance for Credit Loss, Beginning Balance	$ 1.0	$ 2.9
Debt Securities, Available-for-Sale, Allowance for Credit Loss, Not Previously Recorded	0.1	0.3
Available-for-sale investment, allowance for credit loss, increase (decrease)	(0.4)	(0.9)
Debt Securities, Available-for-Sale, Allowance for Credit Loss, Securities Sold	(0.4)	(1.3)
Available-for-sale Investments, Allowance for Credit Loss, Ending Balance	0.3	1.0
Reinsurance Recoverable, Allowance for Credit Loss, Beginning Balance	27.5	3.7
Reinsurance Recoverable, Allowance for Credit Loss, Period Increase (Decrease)	(11.3)	23.8
Reinsurance Recoverable, Allowance for Credit Loss, Ending Balance	16.2	27.5
Accounts Receivable, Allowance for Credit Loss, Beginning Balance	24.6	21.0
Accounts Receivable, Allowance for Credit Loss, Period Increase (Decrease)	(1.7)	3.6
Accounts Receivable, Allowance for Credit Loss, Ending Balance	$ 22.9	$ 24.6